SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

In February 2023, the Company obtained a revolving credit line in the principal amount of RMB465,000 (approximately $67,000 when borrowed) from China Construction Bank, which bears interest at 4.00%. The maturity date is on February 11, 2024.